Registration No. 33-47949
                                                      Registration No. 811-01705
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           -------------------------

                                   FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]

         Pre-Effective Amendment No.

         Post-Effective Amendment No. 15                              [X]

                                    AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]


         Amendment No. 98                                             [X]


                       (Check appropriate box or boxes)

                           -------------------------

                              SEPARATE ACCOUNT A
                                      of
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                          (Exact Name of Registrant)

                           -------------------------

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                           -------------------------


                                   ROBIN WAGNER
                           VICE PRESIDENT AND COUNSEL
           The Equitable Life Assurance Society of the United States
             1290 Avenue of the Americas, New York, New York 10104
                    (Name and Address of Agent for Service)


                           -------------------------

                 Please send copies of all communications to:
                              PETER E. PANARITES
                                 Foley & Lardner
                               Washington Harbour
                            3000 K Street, Northwest
                            Washington, D.C. 20007
                           -------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

[X]      Immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ]      On [date], pursuant to paragraph (b) of Rule 485.

[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

     Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post Effective Amendment No. 15 ("PEA") to the Form N-4 Registration Statement No. 33-47949 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account A is being filed solely for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement. The PEA does not amend or delete the Momentum Prospectus or Statement of Additional Information or supplements to the Prospectuses, dated May 1, 2001, or any other part of the Registration Statement except as specifically noted herein.

(Parts A, B and C of Post Effective Amendment No. 14 to the Form N-4 Registration Statement (File No. 33-47949), filed with the Commission on April 19, 2001 are incorporated by reference.)

The Equitable Life Assurance Society of the United States

SUPPLEMENT DATED SEPTEMBER 4, 2001, TO THE MAY 1, 2001 PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION ("SAIS") FOR:


     Momentum (SM)
     Momentum Plus (SM)
--------------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced prospectuses and SAIs, as supplemented to date (together, the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses.


1. NEW VARIABLE INVESTMENT OPTION:

The following is added to the Prospectus under "Fee table:"

A. We anticipate making available the variable investment option described below on or about October 22, 2001, subject to state availability.



-----------------------------------------------------------------------------------------------------------------------------
                                                                                             OTHER
                                                                                            EXPENSES          NET
      VARIABLE                                                                               (AFTER          TOTAL
     INVESTMENT                            INVESTMENT                           12B-1       EXPENSE         ANNUAL
       OPTION            OBJECTIVE         ADVISOR(1)      MANAGEMENT FEE(2)    FEE(3)    LIMITATION)(4)   EXPENSES(5)
-----------------------------------------------------------------------------------------------------------------------------
  EQ/Marsico Focus  Long-term growth of   Marsico Capital   0.90%                0.25%      0.00%            1.15%
                    capital               Management, LLC
-----------------------------------------------------------------------------------------------------------------------------

(1) The investment results you achieve in this variable investment option will depend on the investment performance of the corresponding Portfolio of the EQ Advisors Trust that shares the same name as that option. The advisor shown is the advisor who makes the investment decisions for the Portfolio.

(2) The management fee for each portfolio cannot be increased without a vote of its shareholders.

(3) Portfolio shares are all subject to fees imposed under the distribution plan (the "Rule 12b-1 Plan") adopted by EQ Advisors Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940.

(4) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Since initial seed capital will be invested for the EQ/Marsico Focus portfolio on August 31, 2001, "Other Expenses" shown are estimated. See footnote (5) for any expense limitation agreements.


(5) Equitable Life, EQ Advisors Trust's manager, has entered into an Expense Limitation Agreement with respect to this Portfolio that will begin on or about August 31, 2001 and end on April 30, 2002. Under this agreement, Equitable Life has agreed to waive or limit its fees and assume other expenses of this Portfolio if necessary, in an amount that limits the Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than the amounts specified above under Net Total Annual Expenses. This Portfolio will commence operation on or about August 31, 2001 and we have estimated that absent the expense limitation, the "Other Expenses" for 2001 on an annualized basis for this portfolio would be .20%. This portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that, among other things, such portfolio has reached sufficient size to permit such reimbursement to be made and provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. For more information, see the prospectus for EQ Advisors Trust.





888-1328                                                        Cat. No. 129549

                                                                         x00251

B. Examples with respect to the new variable investment option:

The examples below show the expenses that a hypothetical contract owner or participant would pay in the situations illustrated. We assume that a $1,000 contribution is invested in one of the variable investment options listed and a 5% annual return is earned on the assets in that option. (1) Other than as indicated in the next sentence, the charges used in the examples are the maximum aggregate charges that can apply under any contract to which this Supplement relates. The quarterly administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $0.935 per $1,000. These examples do not reflect the $300 annual charge for basic recordkeeping services, which we bill directly to the employer. Please note that the charges that would apply under your contract may be lower if: (i) your contract does not have a quarterly administrative charge (2); or (ii) the current charges under your contract are lower than the maximum charges used in the examples below. The examples assume continuation of Net Total Annual Expenses (after expense limitation) shown for each portfolio of EQ Advisors Trust in the table above for the entire one, three, five and ten year periods included in the examples.

These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.



IF YOUR PARTICIPATION UNDER THE CONTRACT
TERMINATES AT THE END OF EACH PERIOD SHOWN THE         1 YEAR     3 YEARS      5 YEARS     10 YEARS
EXPENSES WOULD BE:                                  ----------- ----------- ------------ ------------
EQ/Marsico Focus ................................   $88.57      $147.69     $209.54      $301.74

IF YOUR PARTICIPATION UNDER THE CONTRACT DOES NOT
TERMINATE AT THE END OF EACH PERIOD SHOWN THE
EXPENSES WOULD BE:
EQ/Marsico Focus ................................   $ 27.21     $ 83.50     $ 142.38     $ 301.74

(1) The amount accumulated could not be paid in the form of an annuity payout option at the end of any of the periods shown in the examples. This is because the amount applied to purchase an annuity payout option must be at least $3,500. See "Accessing your money" in your prospectus. In some cases, charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, will be deducted from the amount applied, if applicable.

(2) Actual administrative charges may be less if you, as employer, are billed directly for the quarterly administrative charge or if we do not deduct the quarterly administrative charge.


2. THE ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The following paragraph is added as the first paragraph in the section entitled, "Tax Information:"

"President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the provisions of EGTRRA begin to be effective on January 1, 2002 and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the current law (2001) will apply again. In general, EGTRRA liberalizes contributions that can be made to all types of tax-favored retirement plans. In addition to increasing amounts that can be contributed and permitting individuals over age 50 to make additional contributions, EGTRRA also permits rollover contributions to be made between different types of tax-favored retirement plans. Please discuss with your tax advisor how EGTRRA affects your personal financial situation."


3. PORTFOLIO NAME CHANGE

Effective September 4, 2001, the name of the EQ/Morgan Stanley Emerging Markets Equity variable investment option and portfolio is changed to EQ/Emerging Markets Equity and all references to the variable investment option and portfolio in the prospectus are changed accordingly.


2
                                   SIGNATURES



     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 9th day of August, 2001.




                                        SEPARATE ACCOUNT A OF
                                        THE EQUITABLE LIFE ASSURANCE SOCIETY
                                        OF THE UNITED STATES
                                                    (Registrant)

                                        By: The Equitable Life Assurance
                                        Society of the United States
                                                    (Depositor)


                                        By: /s/ Robin Wagner
                                           ---------------------
                                        Robin Wagner
                                        Vice President and Counsel
                                        The Equitable Life
                                        Assurance Society of the United
                                        States

                                   SIGNATURES



          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 9th day of August, 2001.



                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                      (Depositor)


                                           By: /s/ Robin Wagner
                                               ---------------------
                                           Robin Wagner
                                           Vice President and Counsel
                                           The Equitable Life Assurance Society
                                             of the United States



     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:


*Christopher M. Condron                    Director, Chairman of the Board and
                                           Chief Executive Officer

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller





*DIRECTORS:

 Bruce W. Calvert         *Jean-Rene Fourtou          *George T. Lowy
*Henri de Castries        *Norman C. Francis          *Edward D. Miller
*Francoise Colloc'h       *Donald J. Greene           *Didier Pineau-Valencienne
*Christopher M. Condron   *John T. Hartley            *George J. Sella, Jr.
*Claus-Michael Dill       *John H.F. Haskell, Jr.     *Peter J. Tobin
*Joseph L. Dionne         *Mary R. (Nina) Henderson   *Stanley B. Tulin
*Denis Duverne            *W. Edwin Jarmain




*By: /s/ Robin Wagner
   ------------------------
        Robin Wagner
        Attorney-in-Fact



August 9, 2001